COMMON SHARES (Details)	1 Months Ended
Sep. 30, 2010
Common Class A [Member] | Authorized but Unissued [Member]
Class of Stock [Line Items]
Re-registration of common shares (in shares)	324,055,740
Common Class B [Member]
Class of Stock [Line Items]
Re-registration of common shares (in shares)	175,944,260